Accounting Changes - Additional Information (Detail) - CLP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		$ 167,441	$ 176,795
Lease liabilities	$ 176,795	172,924
Adoption Of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Liability for lease contract		$ 176,795
Percentage of lease valuation solvency indicator		14.62%
Expected impact of initial application of new standards [member] | Adoption Of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Change in percentage of lease valuation solvency indicator	(0.11%)
Percentage of lease valuation solvency indicator	14.51%